BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International Index V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated March 10, 2021 to the Summary Prospectuses and the

Prospectuses of BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, dated February 9, 2021 and the Summary Prospectus and Prospectus of BlackRock S&P 500 Index V.I. Fund, dated May 1, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus for BlackRock International Index V.I. Fund entitled “Key Facts About BlackRock International Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock International Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock International Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Alan Mason	2018	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2018	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.

The section of the Summary Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Alan Mason	2014	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.

The section of the Summary Prospectus for BlackRock Small Cap Index V.I. Fund entitled “Key Facts About BlackRock Small Cap Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Small Cap Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Small Cap Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Alan Mason	2018	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2018	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.

The sections of the Prospectuses for BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” are deleted in their entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA and Amy Whitelaw are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA and Amy Whitelaw are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2018	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2020	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2018	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

The sections of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock S&P 500 Index V.I. Fund” are deleted in their entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

Shareholders should retain this Supplement for future reference.

3